Note 14 - Capital Stock (Details) - Capital Stock Issued and Outstanding - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Balance, December 31	37,178,617	34,481,261
Balance, December 31	$ 395,693	$ 310,028
Subordinate Voting Shares [Member]
Class of Stock [Line Items]
Balance, December 31	1,325,694	1,325,694
Balance, December 31	$ 373	$ 373
Multiple Voting Shares [Member]
Class of Stock [Line Items]
Balance, December 31	38,504,311	35,806,955
Balance, December 31	$ 396,066	$ 310,401